CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	May 20, 2016	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 210
Accounts receivable		12,721
Inventory, net	2,020	58,256
Deposits	1,500	1,500
Total Current Assets	3,730	72,477
Fixed Assets
Fixed assets, net	35,831	106,740
Total Fixed Assets	35,831	106,740
TOTAL ASSETS	39,561	179,217
LIABILITIES AND STOCKHOLDERS' EQUITY
Bank overdraft		2,589
Accounts payable	206,383	358,867
Accrued expenses	189,433	891,532
Deferred exclusive distribution fee	90,042
Current portion, notes payable	28,510	550,333
Current portion, notes payable - related party	253,140	278,821
Current portion, leases payable		36,012
Total Current Liabilities	767,507	2,118,154
Long-Term Liabilities:
Notes payable - related party	527,333	324,522
Notes payable	132,821	6,553
Total Long-Term Liabilities	660,154	331,075
Total Liabilities	1,427,661	2,449,229
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $.001 par value, 10,000,000 shares authorized, 1,000,000 issued and outstanding
Common stock, $.001 par value, 30,000,000 shares authorized, 25,384,031 and 22,884,031 issued and outstanding, respectively	25,799	19,322
Class B common stock, $.001 par value, 10,000,000 shares authorized, 1,000,000 issued and outstanding, respectively	1,000	1,000
Additional paid in capital	3,455,745	3,130,097
Accumulated deficit	(4,870,645)	(5,420,431)
Total Stockholders' Equity (Deficit)	(1,388,100)	(2,270,012)
Total Liabilities and Stockholders' Equity (Deficit)	$ 39,561	$ 179,217